CLIMATE CHANGE AND ENERGY TRANSITION (Tables)	12 Months Ended
Dec. 31, 2021
Climate Change and Energy Transition [Abstract]
Climate Change and Energy Transition Summary of Mid-Price

					RT21 $/b
	2022	2025	2030	2035	2040
Shell mid-price	59	58	60	60	60
Average prices from four 1.5-2 degrees Celsius external climate change scenarios	45	43	46	41	38
IEA NZE50	38	37	36	33	29
NGFS GCAM NZE 2050	89	92	94	99	102
IEA APS	48	56	69	68	68

Sensitivity Analysis Climate Change and Energy Transition

			$ billion
	Carrying amount	Sensitivity
Integrated Gas	65	3	5
Upstream	89	3	4
Total	154	6	9
Average prices from four 1.5-2 degrees Celsius external climate change scenarios

			$ billion
	Carrying amount	Sensitivity
Integrated Gas	65	(13)	(16)

Upstream	89	(14)	(17)
Total	154	(27)	(33)

Sensitivity - 10% to the mid-price outlook

			$ billion
	Carrying amount	Sensitivity
Integrated Gas	65	(8)	(10)
Upstream	89	(4)	(5)
Total	154	(12)	(15)
Sensitivity Hybrid Shell Plan + IEA NZE50

			$ billion
	Carrying amount	Sensitivity
Integrated Gas	65	(10)	(12)
Upstream	89	(5)	(6)
Total	154	(15)	(18)

Summary of Property Plant and Equipment

						$ billion
	2016	2017	2018	2019	2020	2021
At December 31	19	19	18	15	9	7
Carrying amount of production assets

						$ billion
	2016	2017	2018	2019	2020	2021
At December 31	169	154	149	141	125	112
Impact of IFRS 16				9	7	6
Total at December 31	169	154	149	150	132	118
Carrying amount of refineries

						$ billion
	2016	2017	2018	2019	2020	2021
At December 31	10	14	14	13	7	6
Assets classified as held for sale						1
Total at December 31	10	14	14	13	7	7
2021

	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1 [A]	14,484	298,882	107,876	32,402	453,644
Additions	1,216	8,942	7,917	3,644	21,719
Sales, retirements and other movements [A]	(3,014)	(20,005)	(9,607)	(455)	(33,081)
Currency translation differences	(7)	(1,916)	(2,004)	(1,586)	(5,513)
At December 31	12,679	285,903	104,182	34,005	436,769
Depreciation, depletion and amortisation, including impairments
At January 1 [A]	5,258	167,711	58,242	12,733	243,944
Charge for the year	1,311	15,800	7,112	1,770	25,993
Sales, retirements and other movements [A]	(999)	(14,590)	(8,624)	(240)	(24,453)
Currency translation differences	10	(1,391)	(1,599)	(667)	(3,647)
At December 31	5,580	167,530	55,131	13,596	241,837
Carrying amount at December 31	7,099	118,373	49,051	20,409	194,932
[A] As from 2021, assets classified as held for sale are presented separately and upon reclassification included in "Sales, retirements and other movements". Prior period comparatives have been revised to conform with current year presentation. (See Note 30)
2020

	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1 [A]	18,399	286,666	101,379	29,081	435,525
Additions	1,728	9,659	6,287	3,460	21,134
Sales, retirements and other movements [A]	(5,735)	(1,075)	(2,072)	(1,109)	(9,991)
Currency translation differences	92	3,632	2,282	970	6,976
At December 31	14,484	298,882	107,876	32,402	453,644
Depreciation, depletion and amortisation, including impairments
At January 1 [A]	4,010	136,300	46,621	11,629	198,560
Charge for the year [B]	3,336	34,209	11,680	1,693	50,918
Sales, retirements and other movements [A]	(2,152)	(5,603)	(1,878)	(1,091)	(10,724)
Currency translation differences	64	2,805	1,819	502	5,190
At December 31	5,258	167,711	58,242	12,733	243,944
Carrying amount at December 31	9,226	131,171	49,634	19,669	209,700
[A] As from 2021, assets classified as held for sale are presented separately and upon reclassification included in "Sales, retirements and other movements". Prior period comparatives have been revised to conform with current year presentation. (See Note 30)
[B] Includes $26,676 million relating to impairment losses (see table "Impairments" below).